Financial Assets Measured At Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Categories Of Financial Assets [Abstract]
Summary of Financial Assets Measured at Amortized Cost
	December 31, 2021	December 31, 2020
	US$’000	US$’000
Financial assets measured at amortized cost	29,937	—